Accounting Policies Used for the Consolidated Financial Statements	1 Months Ended
Mar. 31, 2025
Accounting Policies Used for the Consolidated Financial Statements [Abstract]
ACCOUNTING POLICIES USED FOR THE CONSOLIDATED FINANCIAL STATEMENTS

2)      ACCOUNTING POLICIES USED FOR THE CONSOLIDATED FINANCIAL STATEMENTS

BASIS OF PREPARATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing these consolidated financial statements. These consolidated financial statements are prepared on historical cost basis.

Separate statements of operations and cash flows have not been presented in the consolidated financial statements because there have been no operating activities in the Company during the period March 7, 2025 (inception) through March 31, 2025.

The consolidated financial statements are prepared in US$, which is the currency of the primary economic environment in which the Company operates (the functional currency).

GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. However, the Company has no revenue, its business plan is dependent on the completion of the Transactions and the Company’s current liquidity position is not sufficient to complete its planned activities for the upcoming twelve-month period. These conditions raise substantial doubt about the Company’s ability to continue as a going concern specifically if the Transactions are not successful, in which case the Company will have no future operating activities or execution plans.

As of April 17, 2025, Management has taken steps toward completion of the Transactions including the signing of the BCA and adhering to all the other regulatory requirements enabling the steps towards completion of the Transactions.

JUDGEMENTS AND ESTIMATES

The preparation of the consolidated financial statements in conformity with the relevant rules requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Company’s accounting policies.

There were no significant estimates for the period from March 7, 2025 (inception) through March 31, 2025.

TRANSACTION COSTS IN AN OFFERING OF EQUITY SECURITIES

In the event of an offering of equity securities, incremental costs that otherwise would not have been incurred are deferred and capitalized in the consolidated statement of financial position as a financial asset at amortized cost instead of expensed as incurred. When cash is received from investors as part of the offering, such deferred incremental costs are derecognized and deducted from equity.

OTHER FINANCIAL ASSETS AND FINANCIAL LIABILITIES

A financial asset or financial liability is included in the consolidated statement of financial position when the entity becomes a party to the contractual terms of the instrument. Other financial liabilities and other financial assets, including liabilities to and receivables from related parties, are valued at amortized cost. A financial asset is removed from the consolidated statement of financial position when the contractual right to cash flow from the asset has ceased or been settled. The same applies where the risks and benefits associated with the holding are essentially transferred to another party and the entity no longer has control over the financial asset. A financial liability is derecognized when the agreed obligation has been fulfilled or ceased.

NEW STANDARDS AND INTERPRETATIONS

Adopted in 2025

No new or amended standards or interpretations have been adopted in 2025. The Company has not early adopted any standards, interpretations or amendments that have been issued but have not yet become effective.

Not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for this reporting period and have not been early adopted by the Company. These standards are not expected to have a material impact on these consolidated financial statements in current or future reporting periods or on foreseeable future transactions.